OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of analysis of other comprehensive income by item [abstract]
Disclosure of other comprehensive income (loss)	Other comprehensive income (loss) consists of the following:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2022	2021	2022	2021
Items that may be reclassified to net income:
Foreign currency translation
Net unrealized foreign currency translation gains (losses) in respect of foreign operations	$(1,001)	$93	$(1,104)	$3
Reclassification of realized foreign currency translation gains to net income on dispositions of foreign operations	—	25	17	25
Gains on hedges of net investments in foreign operations	517	(23)	572	(3)
	(484)	95	(515)	25
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of income taxes for the three and six months ended Jun. 30, 2022 of $(1) million and $(7) million (2021 – $(5) million and $(8) million)	(35)	41	66	95
	(35)	41	66	95
Equity accounted investments
Share of unrealized foreign currency translation losses in respect of foreign operations	(2)	—	(2)	(1)
Gains (losses) on derivatives designated as cash flow hedges	22	4	75	28
	20	4	73	27
Items that will not be reclassified to net income:
Unrealized gains on securities - FVTOCI, net of income taxes for the three and six months ended Jun. 30, 2022 of nil and $(3) million (2021 – $(3) million and $(13) million)	(19)	(2)	(20)	(2)
Share of revaluation (deficit) on equity accounted investments	—	(1)	—	(1)
Net remeasurement (losses) on defined benefit obligations	1	—	1	—
Revaluation (deficit), net of income taxes for the three and six months ended Jun. 30, 2022 of nil and nil (2021 – $(99) million and $(99) million)	—	(99)	—	(99)
	(18)	(102)	(19)	(102)
Total other comprehensive income (loss)	$(517)	$38	$(395)	$45